Share-based compensation plan (Narrative) (Details) (USD $)	1 Months Ended					12 Months Ended
	May 14, 2010	Aug. 06, 2009	Mar. 16, 2009	Mar. 11, 2009	Mar. 06, 2009	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance						21,000,000
Employee share incentive plan termination year						2016
Share based compensation, extended exercise period of vested options						2 years
Share based compensation, modification expense related to extension of exercise period of vested options						$ 670,000
Total intrinsic value of exercisable share options						21,596,000
Total intrinsic value of the outstanding share options						21,596,000
Proceeds from exercise of options						3,324,000	16,091,000	24,593,000
2006 Employee Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period	45,000	28,200			27,500
Exercise price of options granted	$ 32.54	$ 29.30			$ 18.34
Vesting period	3 years	4 years			5 years
Minimum exercise price of shares that are exchangeable under option exchange program, per share				$ 24.00
Increase in fair value of options granted as a result of options exchange			2,300,000
Share based compensation, aggregate number of outstanding vested options that have not been exercised						1,548,502
Total intrinsic values of share options exercised during the year						5,933,000	40,168,000	32,594,000
Total intrinsic value of exercisable share options						21,596,000	46,903,000	73,943,000
Total intrinsic value of the outstanding share options						21,596,000	46,903,000	74,266,000
Total stock options vested and expected to vest, shares						1,600,000
Stock options vested and expected to vest, weighted-average remaining contractual life						1 year 6 months
Stock options vested and expected to vest, weighted-average exercise price						$ 13.24
Stock options vested and expected to vest, aggregated intrinsic value						21,596,000
2006 Employee Share Option Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	16.67%	20.00%			20.00%
2006 Employee Share Option Plan [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	16.67%	20.00%			20.00%
2006 Employee Share Option Plan [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	16.67%	20.00%			20.00%
2006 Employee Share Option Plan [Member] | Share-based Compensation Award, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate		20.00%			20.00%
2006 Employee Share Option Plan [Member] | Share-based Compensation Award, Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					20.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested shares granted						20,237,000
Total fair value of shares vested during the year						$ 20,444,000	$ 14,278,000	$ 9,563,000
Weighted average period of recognition of unrecognized compensation cost						1 year 7 months 13 days